Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Additional Information (Details) $ / shares in Units, R$ in Millions				1 Months Ended		12 Months Ended
	Jun. 09, 2022 USD ($)	Jun. 09, 2022 GBP (£)	Jun. 02, 2021 $ / shares shares	Apr. 30, 2021	Nov. 30, 2020 USD ($) Officer	Dec. 31, 2022 USD ($) shares Investor	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018	Jun. 09, 2022 GBP (£)	Apr. 19, 2022 USD ($)	Apr. 19, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Cumulative inflation rate period						3 years				3 years
Percentage of cumulative inflation rate						100.00%				100.00%
Financial liabilities at fair value through profit or loss						$ 544,000		$ 886,000
Acquired intangible assets useful economic lives							18 years 9 months
Loan amount							$ 5,000,000					$ 14,782,000	R$ 37.5	R$ 27.0
Loan interest							1.85%							1.85%
Number of options expired | shares						0	0
Dlocal Technologies S.A.
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Monthly payments on lease units						$ 46,000
D Local Technologies S.A. and WTC Free Zone S.A.
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Lease contract term				10 years
Dlocal Opco UK Ltd.
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Lease contract term	2 years	2 years
Description of lease extended term						The term of 2 years can be extended for 1-month terms unless the Company terminates the agreement.
Incremental percentage of membership fee						(3.50%)
Dlocal Opco UK Ltd. | Per month + VAT
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Lease payment structure	$ 16,000										£ 12,800
Dlocal Opco UK Ltd. | + VAT discount from September 2022 to February 2024
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Lease payment structure	4,000										£ 3,399.68
Dlocal Opco UK Ltd. | + VAT
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Additional non-refundable fees	$ 1,000	£ 540
Malta
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term						one year or less
Israel
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term						one year or less
Brazil
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term						one year or less
China
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term						one year or less
Chile
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term						one year or less
Colombia
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term						one year or less
India
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term						one year or less
Singapore
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Leases contract term						one year or less
Uruguay | Dlocal Technologies S.A.
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Lease contract term						4 years
Lease extended term						5 years
Description of lease extended term						The term of 4 years can be extended for periods of 5 years, unless any of the parties informs the other of its decision to terminate with at least 120 days anticipation of the expiry date.
Incremental borrowing rate						6.52%
Uruguay | Dlocal Technologies S.A. | First year
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Lease payment structure						$ 140,000
Uruguay | Dlocal Technologies S.A. | Second year
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Lease payment structure						153,000
Uruguay | Dlocal Technologies S.A. | Third year
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Lease payment structure						171,000
Uruguay | Dlocal Technologies S.A. | Fourth year
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Lease payment structure						$ 175,000
Argentina
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Cumulative inflation rate period										3 years
Percentage of cumulative inflation rate										100.00%
Leases contract term						one year or less
Employee Share Purchase Plan
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Number of officers signed on loan agreement | Officer					2
Loan amount					$ 31,500,000
Loan interest					1.50%
Computer Equipment
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Estimated useful lives of property plant and equipment						3 years
Common Stock
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Stock split description			a written resolution of dLocal’s shareholders dated May 19, 2021 and effective June 2, 2021, approved a 500-for-1 stock split of dLocal’s common shares
Conversion of stock shares converted | shares			500
Increase in authorized share capital | shares			1,500,000,000
Share capital before changing par value of common shares | shares			577,008
Share capital after changing par value of common shares | shares			288,504,000
Price index						1.9	1.5	1.36
Stock split			500-for-1
Warrants
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Warrants issued to purchase common stock | shares									17,345,000
Purchase price per share | $ / shares									$ 0.57
Percent of price per share paid in or implied by transaction									60.00%
Net cash proceeds from exercise of warrants									$ 0
Merchant’s beneficial ownership percentage upon issuance of warrant									4.999%
Number of notice days to waive beneficial ownership limit									61 days
Top of Range
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Acquired intangible assets useful economic lives						3 years
Top of Range | Common Stock
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Change in par value of common shares | $ / shares			$ 1.00
Bottom of Range | Common Stock
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Change in par value of common shares | $ / shares			$ 0.002
dLocal Group Limited
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Financial assets at fair value through OCI						$ 0	$ 0
Number of shareholder | Investor						1
Number of other equity instruments expired in share-based payment arrangement | shares						0	0
Date of expiration of warrants						Jan. 01, 2026
dLocal Group Limited | Top of Range
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Amortization period of capitalized software development costs on straight-line basis						3 years